Offerings - Offering: 1	Nov. 14, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,459,807,821.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 223,496.58
Offering Note	(1) In accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the maximum aggregate number of securities to which the transaction described in the accompanying proxy statement (the "Acquisition") applies is estimated, as of November 11, 2024 (a specified date within 5 business days prior to the date of this preliminary proxy statement), to be 148,656,601 which consists entirely of issued and outstanding common shares of SilverCrest. (2) In accordance with Rule 0-11 under the Exchange Act, the proposed maximum aggregate value of the Acquisition estimated solely for purposes of calculating the filing fee, as of November 14, 2024, was determined based upon 148,656,601 common shares of SilverCrest, multiplied by $9.82, representing the average of the high and low prices reported on the New York Stock Exchange American for such shares on November 11, 2024 (a specified date within 5 business days prior to the date of this preliminary proxy statement). Upon the closing of the Arrangement, the common shares of SilverCrest will be transferred to the registrant in exchange for shares of common stock of Coeur, par value $0.01 per share. (3) In accordance with Section 14(g) of, and Rule 0-11 under, the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.00015310.